Property and Equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note 6 - Property and Equipment, net

Property and equipment consist of the following:

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Computer and software	498	350
Office furniture and equipment	376	307
Leasehold improvements	359	344
	1,233	1,001
Less - accumulated depreciation	(508)	(376)

Property and equipment, net	725	625

Depreciation expenses were $132 thousand and $147 thousand for the years ended December 31, 2021 and 2020, respectively.